FINANCIAL RISK MANAGEMENT - Currency Risk (Details) - Euro - Foreign currency - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in currency rate	10.00%	10.00%	10.00%
€ strengthens against US$	€ 85	€ 81	€ 92
€ weakens against US$	€ (93)	€ (89)	€ (101)